DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2017
Concentration Risk [Line Items]
Schedule of Variable Interest Entity Information
	December 31,
	2016	2017
	RMB	RMB
Cash	630	294
Amounts due from related parties	21,650	30,781

Total current assets	22,280	31,075
Property and equipment, net	3	-
Long term investments	35,000	71,250
Other non-current assets	716	3,564

Total assets	57,999	105,889
Income taxes payable	3,729	3,052
Accrued expenses and other current liabilities	176	308
Amounts due to related parties, including amounts due to WOFE for accrued service fees	46,486	78,180

Total current liabilities	50,391	81,540
Other non-current liabilities	267	267

Total liabilities	50,658	81,807

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	177	-	-
Net (loss)/income	(2,415)	(892)	1
Net cash used in operating activities	(2,201)	(2,166)	(841)
Net cash used in investing activities	(18,000)	(11,886)	(29,380)
Net cash provided by financing activities	19,755	13,639	29,885

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2015	2016	2017
Digital Arts	32.2%	28.0%	33.6%
Java	28.8%	34.3%	32.8%
Web Front	4.2%	12.7%	6.6%
Total	65.2%	75.0%	73.0%

Net revenues [Member] | Geographic concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2015	2016	2017
Hangzhou	33.0%	31.9%	30.0%
Beijing	12.3%	12.4%	13.0%
Total	45.3%	44.3%	43.0%